Climate change and energy transition - Sensitivity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 194,835	$ 198,642
-2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	156,000	163,000
Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	156,000	163,000
Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	156,000	163,000
Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	156,000	163,000
Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	200,000	163,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	57,700	60,800
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	70,900	74,500
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	36,900	38,100
Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	44,000
Bottom of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	2,000
Sensitivity - 10% to the mid-price outlook	5,000	(2,000)
Bottom of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(5,000)
Bottom of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(9,000)	(5,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(18,000)	(17,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(5,000)
Bottom of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	2,000
Sensitivity - 10% to the mid-price outlook	4,000	(2,000)
Bottom of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(12,000)	(4,000)
Bottom of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(8,000)	(4,000)
Bottom of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(9,000)
Bottom of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)	(2,000)
Bottom of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	0	0
Sensitivity - 10% to the mid-price outlook	1,000	0
Bottom of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(1,000)
Bottom of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	(1,000)
Bottom of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(8,000)
Bottom of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	0	0
Bottom of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(3,000)
Top of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	5,000	4,000
Sensitivity - 10% to the mid-price outlook	8,000	(5,000)
Top of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(21,000)	(8,000)
Top of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(13,000)	(8,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(25,000)	(23,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(9,000)
Top of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	4,000	3,000
Sensitivity - 10% to the mid-price outlook	6,000	(4,000)
Top of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(16,000)	(6,000)
Top of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(10,000)	(6,000)
Top of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(20,000)	(12,000)
Top of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(4,000)	(5,000)
Top of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	1,000	1,000
Sensitivity - 10% to the mid-price outlook	2,000	(1,000)
Top of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(2,000)
Top of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(2,000)
Top of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(11,000)
Top of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(1,000)	$ 0
Top of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	$ (4,000)